Stock Options (Details Narrative) - Options [Member]	12 Months Ended
	Oct. 31, 2021 USD ($) shares	Oct. 31, 2021 CAD ($) shares	Oct. 31, 2020 USD ($) shares	Oct. 31, 2020 CAD ($) shares
IfrsStatementLineItems [Line Items]
Number of options granted	3,085,000	3,085,000	3,575,000	3,575,000
Fair value of options granted	$ 272,918	$ 343,034	$ 240,079	$ 432,922